Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $1,395,232 and $757,188)	$ 1,443,769	$ 766,589
Equity securities, available-for-sale, at fair value (cost $20,587 and $6,939)	20,136	6,287
Short-term Investments	830	0
Equity investment in unconsolidated subsidiaries	142,473	133,193
Other investments	3,455	2,893
Securities pledged (amortized cost $62,637 and $133,013)	63,153	133,922
Total investments	1,673,816	1,042,884
Cash and cash equivalents	111,949	73,823
Accrued investment income	12,232	9,263
Premiums and other receivables, net	658,961	449,252
Deferred acquisition costs	114,735	60,112
Reinsurance recoverable on unpaid losses (includes $122,209 and $176,241 from related parties at June 30, 2014 and December 31, 2013, respectively)	904,403	950,828
Prepaid reinsurance premiums	69,070	50,878
Due from affiliate	5,830	4,785
Premises and equipment, net	34,045	29,535
Intangible assets, net	84,577	86,564
Goodwill	96,631	70,351
Prepaid and other assets	12,182	9,240
Total assets	3,778,431	2,837,515
Liabilities:
Unpaid loss and loss adjustment expense reserves	1,386,111	1,259,241
Unearned premiums	751,322	476,232
Unearned service contract and other revenue	8,988	7,319
Reinsurance payable (includes $33,654 and $76,360 to related parties at June 30, 2014 and December 31, 2013, respectively)	43,601	93,534
Accounts payable and accrued expenses	239,391	91,143
Securities sold under agreements to repurchase, at contract value	60,097	109,629
Deferred tax liability	27,509	24,476
Income tax payable	19,057	1,987
Notes payable	259,113	81,142
Other liabilities	29,114	49,945
Total liabilities	2,824,303	2,194,648
Stockholders' equity:
Common stock, $0.01 par value - authorized 150,000,000 shares, issued and outstanding 93,344,400 shares - 2014; authorized 150,000,000 shares, issued and outstanding 79,731,800 shares - 2013	933	797
Preferred stock, $0.01 par value - authorized 10,000,000 shares, issued and outstanding 2,200,000 shares - 2014; authorized 10,000,000 shares, issued and outstanding 0 shares - 2013	55,000	0
Additional paid-in capital	613,839	437,006
Accumulated other comprehensive income	31,862	7,425
Retained earnings	252,413	197,552
Total National General Holdings Corp. Stockholders' Equity	954,047	642,780
Non-controlling interest	81	87
Total stockholders’ equity	954,128	642,867
Total liabilities and stockholders' equity	$ 3,778,431	$ 2,837,515